Subsequent Events (Details)	Mar. 23, 2023 USD ($) D	Jan. 06, 2023 USD ($)	Nov. 15, 2022 $ / shares	Jul. 18, 2022 USD ($)	Jun. 20, 2022 USD ($)	Apr. 07, 2021 USD ($)
Subsequent Events
Aggregate principal amount				$ 490,000	$ 360,000
Business combination agreement
Subsequent Events
Price per share | $ / shares			$ 10.00
Promissory Note with Related Party
Subsequent Events
Maximum borrowing capacity						$ 200,000
Subsequent Event
Subsequent Events
Amount drawn down under working capital		$ 962,000
MVLS Requirement Amount	$ 35,000,000
Trading Period | D	180
Subsequent Event | Promissory Note with Related Party
Subsequent Events
Aggregate principal amount		300,000
Subsequent Event | Sponsor
Subsequent Events
Maximum borrowing capacity		$ 300,000